Financial Income and Costs - Summary of Details of Financial Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Finance Income [line items]
Interest income	₩ 279,607	₩ 271,925	₩ 273,460
Gain on foreign currency transactions	27,407	67,976	19,976
Gain on foreign currency translation	11,944	43,092	32,768
Gain on derivative transactions	12,304	50,668	2,215
Gain on valuation of derivatives	49,881	182,998	255,149
Gain on valuation of financial instruments	32,477	31,032	90,653
Others	69,216	42,737	52,062
Total	486,277	₩ 690,428	₩ 726,283
Loans and receivables [member]
Disclosure Of Finance Income [line items]
Gain on disposal of trade receivables	₩ 3,441